Contract revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Contract revenue is included in fee revenue on the consolidated income statement. The following table presents fee revenue related to contracts with customers, disaggregated by type, for each business segment.

Disaggregation of contract revenue by business segment (a)
	Year ended Dec. 31, 2018
(in millions)	Investment Services	Investment Management	Other	Total
Fee revenue - contract revenue:
Investment services fees:
Asset servicing	$4,395	$88	$1	$4,484
Clearing services	1,577	—	—	1,577
Issuer services	1,099	—	—	1,099
Treasury services	553	1	—	554
Total investment services fees	7,624	89	1	7,714
Investment management and performance fees	54	3,619	—	3,673
Financing-related fees	61	1	(2)	60
Distribution and servicing	(51)	191	—	140
Investment and other income	279	(202)	2	79
Total fee revenue - contract revenue	7,967	3,698	1	11,666
Fee and other revenue - not in scope of ASC 606 (b)(c)	959	83	84	1,126
Total fee and other revenue	$8,926	$3,781	$85	$12,792

(a)	Business segment data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting.

(b)
Primarily includes foreign exchange and other trading revenue, investment and other income, financing-related fees and net securities losses, all of which are accounted for using other accounting guidance.

(c)	The Investment Management business includes a loss from consolidated investment management funds, net of noncontrolling interests of $1 million in 2018.